Debt financing - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of bank loans	£ 624.6	£ 993.4	£ 1,343.0
Corporate bond [member]
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 6,035.1	£ 5,816.5	£ 5,868.2